Earnings per share and shares outstanding (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings
Net profit / (loss) attributable to shareholders		$ 4,516	$ 969	$ 3,348
Diluted earnings
Net profit / (loss) attributable to shareholders		4,516	969	3,348
Less: (profit) / loss on own equity derivative contracts		(2)	0	0
Net profit / (loss) attributable to shareholders for diluted EPS		$ 4,514	$ 969	$ 3,348
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	[1]	3,730,297,877	3,716,174,261	3,719,764,322
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding		111,271,269	120,540,272	104,244,665
Weighted average shares outstanding for diluted EPS		3,841,569,146	3,836,714,533	3,824,008,987
Earnings per share
Basic		$ 1.21	$ 0.26	$ 0.9
Diluted		$ 1.18	$ 0.25	$ 0.88
Shares outstanding
Shares issued		3,855,634,749	3,853,096,603	3,850,766,389
Treasury shares		166,467,802	132,301,550	138,441,772
Shares outstanding		3,689,166,947	3,720,795,053	3,712,324,617
UBS AG
Basic earnings
Net profit / (loss) attributable to shareholders		$ 4,107	$ 758	$ 3,351
Diluted earnings
Net profit / (loss) attributable to shareholders		$ 4,107	$ 758	$ 3,351
Shares outstanding
Shares issued		3,858,408,466	3,858,408,466

[1]
The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.